OTHER ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 25,401	$ 26,075
Accumulated amortization	(12,029)	(9,177)
Total other intangible assets	13,372	16,898
Amortization expense	3,368	3,824	3,427
Estimated amortization expenses for the following years:
2014	3,236
2015	3,258
2016	2,332
2017	2,306
2018	2,240
Non-compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	1,817	2,019
Accumulated amortization	(1,780)	(1,972)
Distribution Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	1,785	1,952
Accumulated amortization	(1,301)	(1,357)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	6,953	7,258
Accumulated amortization	(3,512)	(2,395)
Distribution Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	14,616	14,616
Accumulated amortization	(5,206)	(3,223)
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	230	230
Accumulated amortization	$ (230)	$ (230)